Thrivent Municipal Bond Fund Expense Example - Thrivent Municipal Bond Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 524
Expense Example, with Redemption, 3 Years	684
Expense Example, with Redemption, 5 Years	858
Expense Example, with Redemption, 10 Years	1,360
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	$ 729